Fair Value Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 9,736	$ 9,005	$ 3,020
Short term deposits	40
Restricted cash	56	27	25
Total financial assets	9,832	9,032	3,045
Warrants	192	344
Total financial liabilities	192	344
Level 1 [Member]
Cash and cash equivalents	9,736	9,005	3,020
Short term deposits	40
Restricted cash	56	27	25
Total financial assets	9,832	9,032	3,045
Warrants
Total financial liabilities
Level 2 [Member]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets
Warrants
Total financial liabilities
Level 3 [Member]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets
Warrants	192	344
Total financial liabilities	$ 192	$ 344